Borrowings - Schedule of Outstanding Borrowings (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Borrowings [Roll Forward]
Beginning Borrowings	$ 1,068,584
Recognition of deferred debt issue costs	(1,164)
Net gain on modification and extinguishment	(16,718)
Proceeds from new borrowings	180,267
Repayments of borrowings	(170,590)
Premiums and fees from repayments of borrowings	(3,147)
Accrued interest	57,304
Amortization of deferred debt issue costs	3,116
Foreign currency exchange difference	512
Ending Borrowings	$ 1,118,164